UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21197
                                   811-21300

Name of Fund: WCMA Government Securities Fund and Master Government Securities
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, WCMA Government Securities Fund and Master Government Securities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/06

Date of reporting period: 04/01/05 - 09/30/05

Item 1 - Report to Stockholders

                                 WCMA Government
                                 Securities Fund

Semi-Annual Report
September 30, 2005

WCMA Government Securities Fund

Officers and Trustees

Robert C. Doll, Jr., President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Jean Margo Reid, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
John Ng, Vice President
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*     For inquiries regarding your WCMA account, call 800-262-4636.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2         WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

A Letter From the President

Dear Shareholder

Amid what we've coined a "muddle through" year for the financial markets, the major benchmark indexes managed to post positive results for the current reporting period:

Total Returns as of September 30, 2005                           6-month   12-month
===================================================================================
U.S. equities (Standard & Poor's (S&P) 500 Index)                 +5.02%    +12.25%
-----------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                      +9.21%    +17.95%
-----------------------------------------------------------------------------------
International equities (MSCI Europe Australasia Far East Index)   +9.26%    +25.79%
-----------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)               +2.31%    + 2.80%
-----------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)    +2.80%    + 4.05%
-----------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)    +2.82%    + 6.31%
-----------------------------------------------------------------------------------

Since June 2004, the Federal Reserve Board (the Fed) has tirelessly advanced its interest rate hiking program, raising the federal funds rate 11 times to 3.75% by period-end. The Fed admittedly remains more concerned about inflation than slowing economic growth, causing some to worry that the central bank may overreact to inflation and increase interest rates more than is necessary to maintain a healthy economic balance. Recent disruptions to production and spending from Hurricanes Katrina and Rita are likely to distort the economic data in the short term, muddying the underlying trends. However, any hurricane-induced slowdown is likely to be short lived, and the fiscal stimulus associated with reconstruction efforts in the Gulf could add to gross domestic product growth in 2006.

U.S. equities exhibited resilience over the past several months as investors generally tended to proceed with caution. After a strong finish to 2004, the S&P 500 Index remained largely range-bound in 2005, with the last three months representing the best quarter of the year. Up to this point, strong corporate earnings reports and low long-term bond yields have worked in favor of equities. Looking ahead, high energy prices, continued interest rate hikes, a potential consumer slowdown and/or disappointing earnings pose the greatest risks to U.S. stocks. Internationally, many markets have benefited from strong economic statistics, trade surpluses and solid finances.

In the bond market, the yield curve continued to flatten as short-term interest rates moved in concert with the Fed rate hikes and longer-term interest rates remained more constant or declined. The difference between two-year and 10-year Treasury yields collapsed from 151 basis points (1.51%) on September 30, 2004 to 70 basis points on March 31, 2005, to just 16 basis points at period-end.

Financial markets are likely to face continued crosscurrents in the months ahead. Nevertheless, opportunities do exist and we encourage you to work with your financial advisor to diversify your portfolio among a variety of asset types. This can help to diffuse risk while also tapping into the potential benefits of a broader range of investment alternatives. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                         Sincerely,


                                         /s/ Robert C. Doll, Jr.

                                         Robert C. Doll, Jr.
                                         President and Trustee


          WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005          3

A Discussion With Your Fund's Portfolio Manager

      Short-term interest rates continued to rise, prompting us to maintain our relatively conservative approach throughout the period.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended September 30, 2005, WCMA Government Securities Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized dividends of 1.55%, 2.13%, 2.46% and 2.46%, respectively. The Fund's seven-day yields as of September 30, 2005, were 1.97% for Class 1, 2.56% for Class 2, 2.88% for Class 3 and 2.88% for Class 4.

At September 30, 2005, the average portfolio maturity of WCMA Government Securities Fund was 44 days, compared to 41 days at March 31, 2005.

We continued to employ a barbell strategy, emphasizing the very front end of the market (overnight and term financing) for liquidity and initially adding longer-dated securities for yield enhancement and price appreciation. We limited our use of longer-dated securities as the Federal Reserve Board (the Fed) advanced its monetary tightening campaign. As a result of managing the portfolio's average life and longer-dated holdings, the Fund was able to deliver competitive results relative to its peers.

The Fed continued to target higher interest rates to combat inflation expectations, bringing the federal funds rate to 3.75% by period-end, the culmination of 11 consecutive rate hikes since June 2004. The Fed maintained its commitment to a measured monetary tightening program even in the face of rising oil prices, which many feared could increase inflationary pressures and threaten the economic growth forecasts at certain points throughout the period. Nevertheless, the oil price shocks were largely absorbed by the markets. Recently, conflicting signals regarding inflation have started to emerge. While the personal consumption expenditure price index still suggests a benign inflationary environment, recent gains in wage and unit labor costs are indicating an increase in the rate of inflation.

As short-term interest rates rose in symphony with the Fed interest rate hikes, long-term rates remained stubbornly low, perpetuating the yield curve flattening trend. The yield differential between the two-year and 10-year Treasury note was just 16 basis points at September 30, 2005. At the short end, the yield differential between the three-month Treasury bill and two-year Treasury note was 63 basis points.

Following a steady rise in Treasury issuance, we witnessed a decline in supply during the six-month reporting period, most notably in shorter-term securities. The government's increased collection of both corporate and individual payroll taxes -- coincident with improving employment and corporate earnings -- has helped offset the need for additional supply in the short end. In addition, shrinking federal budget deficits contributed to the slowdown in Treasury issuance during this timeframe.

In the final two months of the period, Hurricanes Katrina and Rita devastated the Gulf Coast. The initial impact around the country came in the form of higher oil and gasoline prices, which have since retreated modestly. Financially, the fallout from the hurricanes is likely to hamper growth in the coming months, although history seems to indicate that natural disasters have a much smaller lasting effect on the national economy in terms of gross domestic product. Nevertheless, it seems clear that the longer-term effects of Katrina and Rita will increase the need for additional Treasury borrowing, both in bills and notes, to finance the reconstruction of the affected communities.

How did you manage the portfolio during the period?

Within the context of a rising interest rate environment, our approach to managing the Fund was primarily to maintain a relatively short average portfolio maturity.

Although we generally maintained a barbelled strategy, we did not participate heavily in longer-dated securities. Instead, we focused primarily on increasing our liquidity profile, namely in repurchase agreements and shorter-dated Treasury issues. As longer-dated issues matured, we reinvested in shorter securities. By period-end, the portfolio's position in repurchase agreements, which comprised primarily overnight and one-week maturities, represented approximately 76% of the Fund's net assets. This sector resets to market rates quicker than longer-dated securities while also allowing the Fund ample liquidity.


4         WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

Ultimately, we targeted one-year maturities as the fulcrum point of the yield curve and determined that the six-month to one-year sector offered the best opportunity for yield enhancement and price appreciation. As one-year issues approached yields of 4%, we selectively added them to the portfolio.

How would you characterize the portfolio's position at the close of the period?

Our position at period-end could be described as cautiously optimistic (as compared to cautious six months ago). The effects of Hurricanes Katrina and Rita, and the resultant higher energy prices, are likely to slow the economy in the months ahead. Nevertheless, the Fed continues to maintain that, for now, monetary policy is still accommodative and their focus will remain on inflation.

With the remaining 2005 Federal Open Market Committee (FOMC) meetings slated for November and December, we expect the Fed to become more data dependent in determining monetary policy. While we will view carefully the outcome of the final two FOMC meetings of 2005, we believe the Fed is likely to temper their stance on monetary policy and lessen the risk of substantially higher interest rates should the economy exhibit signs of slowing in 2006. Under these conditions, we will extend the portfolio's average maturity if the economy exhibits signs of faltering and the front end of the yield curve steepens.

The portfolio's composition, as a percent of net assets, at the end of September and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                          9/30/05        3/31/05
--------------------------------------------------------------------------------
Repurchase Agreements ..........................           76.0%           75.5%
U.S. Government Obligations ....................           23.6            23.8
Other Assets Less Liabilities ..................            0.4             0.7
                                                          ---------------------
Total ..........................................          100.0%          100.0%
                                                          =====================

John Ng
Vice President and Portfolio Manager

October 6, 2005


          WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005          5

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on April 1, 2005 and held through September 30, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                         Expenses Paid
                                                            Beginning              Ending             During the Period*
                                                          Account Value         Account Value          April 1, 2005 to
                                                          April 1, 2005       September 30, 2005      September 30, 2005
========================================================================================================================
Actual
========================================================================================================================
Class 1                                                      $1,000               $1,007.70                 $7.95
------------------------------------------------------------------------------------------------------------------------
Class 2                                                      $1,000               $1,010.60                 $5.09
------------------------------------------------------------------------------------------------------------------------
Class 3                                                      $1,000               $1,012.30                 $3.48
------------------------------------------------------------------------------------------------------------------------
Class 4                                                      $1,000               $1,012.30                 $3.48
========================================================================================================================
Hypothetical (5% annual return before expenses)**
========================================================================================================================
Class 1                                                      $1,000               $1,017.18                 $7.99
------------------------------------------------------------------------------------------------------------------------
Class 2                                                      $1,000               $1,020.04                 $5.11
------------------------------------------------------------------------------------------------------------------------
Class 3                                                      $1,000               $1,021.64                 $3.50
------------------------------------------------------------------------------------------------------------------------
Class 4                                                      $1,000               $1,021.64                 $3.50
------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.58% for Class 1, 1.01% for Class 2, .69% for Class 3 and .69% for Class 4), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


6         WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

Statement of Assets and Liabilities              WCMA Government Securities Fund

As of September 30, 2005
==========================================================================================================================
Assets
--------------------------------------------------------------------------------------------------------------------------
                   Investment in Master Government Securities Trust (the "Trust"),
                    at value (identified cost--$400,163,521) ......................                        $   399,667,998
                   Prepaid expenses and other assets ..............................                                117,338
                                                                                                           ---------------
                   Total assets ...................................................                            399,785,336
                                                                                                           ---------------
==========================================================================================================================
Liabilities
--------------------------------------------------------------------------------------------------------------------------
                   Payables:
                      Distributor .................................................    $       153,482
                      Other affiliates ............................................              3,316             156,798
                                                                                       ---------------
                   Other liabilities ..............................................                                     27
                                                                                                           ---------------
                   Total liabilities ..............................................                                156,825
                                                                                                           ---------------
==========================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------
                   Net assets .....................................................                        $   399,628,511
                                                                                                           ===============
==========================================================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------------------------------------------------
                   Class 1 Shares of beneficial interest, $.10 par value,
                    unlimited number of shares authorized .........................                        $     1,867,367
                   Class 2 Shares of beneficial interest, $.10 par value,
                    unlimited number of shares authorized .........................                              9,726,771
                   Class 3 Shares of beneficial interest, $.10 par value,
                    unlimited number of shares authorized .........................                             16,880,446
                   Class 4 Shares of beneficial interest, $.10 par value,
                    unlimited number of shares authorized .........................                             11,537,819
                   Paid-in capital in excess of par ...............................                            360,111,631
                   Unrealized depreciation allocated from the Trust--net ..........                               (495,523)
                                                                                                           ---------------
                   Net Assets .....................................................                        $   399,628,511
                                                                                                           ===============
==========================================================================================================================
Net Asset Value
--------------------------------------------------------------------------------------------------------------------------
                   Class 1--Based on net assets of $18,654,004 and 18,673,667
                    shares of beneficial interest outstanding .....................                        $          1.00
                                                                                                           ===============
                   Class 2--Based on net assets of $97,141,794 and 97,267,712
                    shares of beneficial interest outstanding .....................                        $          1.00
                                                                                                           ===============
                   Class 3--Based on net assets of $168,582,673 and 168,804,464
                    shares of beneficial interest outstanding .....................                        $          1.00
                                                                                                           ===============
                   Class 4--Based on net assets of $115,250,040 and 115,378,193
                    shares of beneficial interest outstanding .....................                        $          1.00
                                                                                                           ===============


      See Notes to Financial Statements.


          WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005          7

Statement of Operations                          WCMA Government Securities Fund

For the Six Months Ended September 30, 2005
==========================================================================================================================
Investment Income
--------------------------------------------------------------------------------------------------------------------------
                   Interest .......................................................                        $        30,159
                   Net investment income allocated from the Trust:
                      Interest (includes $321,412 from affiliates) and amortization
                       of premium and discount earned .............................                              6,363,072
                      Expenses ....................................................                               (529,985)
                                                                                                           ---------------
                   Total income ...................................................                              5,863,246
                                                                                                           ---------------
==========================================================================================================================
Expenses
--------------------------------------------------------------------------------------------------------------------------
                   Administration fees ............................................    $       510,380
                   Account maintenance and distribution fees--Class 3 .............            375,496
                   Account maintenance and distribution fees--Class 2 .............            356,102
                   Account maintenance and distribution fees--Class 4 .............            152,638
                   Registration fees ..............................................            115,837
                   Account maintenance and distribution fees--Class 1 .............             84,719
                   Printing and shareholder reports ...............................             17,075
                   Professional fees ..............................................             11,232
                   Transfer agent fees--Class 3 ...................................              4,348
                   Transfer agent fees--Class 2 ...................................              2,281
                   Transfer agent fees--Class 4 ...................................              1,851
                   Transfer agent fees--Class 1 ...................................                367
                   Other ..........................................................              5,388
                                                                                       ---------------
                   Total expenses before waiver and reimbursement .................          1,637,714
                   Waiver and reimbursement of expenses ...........................           (513,086)
                                                                                       ---------------
                   Total expenses after waiver and reimbursement ..................                              1,124,628
                                                                                                           ---------------
                   Investment income--net .........................................                              4,738,618
                                                                                                           ---------------
==========================================================================================================================
Realized & Unrealized Gain Allocated from the Trust--Net
--------------------------------------------------------------------------------------------------------------------------
                   Realized gain on investments--net ..............................                                  2,075
                   Change in unrealized depreciation on investments--net ..........                                 13,313
                                                                                                           ---------------
                   Total realized and unrealized gain--net ........................                                 15,388
                                                                                                           ---------------
                   Net Increase in Net Assets Resulting from Operations ...........                        $     4,754,006
                                                                                                           ===============

      See Notes to Financial Statements.


8         WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

Statements of Changes in Net Assets              WCMA Government Securities Fund

                                                                                          For the Six          For the
                                                                                         Months Ended        Year Ended
                                                                                         September 30,        March 31,
Increase (Decrease) in Net Assets:                                                           2005               2005
==========================================================================================================================
Operations
--------------------------------------------------------------------------------------------------------------------------
                   Investment income--net .........................................    $     4,738,618     $     4,010,111
                   Realized gain--net .............................................              2,075                 523
                   Change in unrealized depreciation--net .........................             13,313            (458,656)
                                                                                       -----------------------------------
                   Net increase in net assets resulting from operations ...........          4,754,006           3,551,978
                                                                                       -----------------------------------
==========================================================================================================================
Dividends & Distributions to Shareholders
--------------------------------------------------------------------------------------------------------------------------
                   Investment income--net:
                      Class 1 .....................................................           (130,658)            (45,741)
                      Class 2 .....................................................         (1,114,459)           (802,254)
                      Class 3 .....................................................         (2,447,867)         (2,069,332)
                      Class 4 .....................................................         (1,045,634)         (1,092,784)
                   Realized gain--net:
                      Class 1 .....................................................                (87)                (21)
                      Class 2 .....................................................               (588)               (124)
                      Class 3 .....................................................             (1,047)               (231)
                      Class 4 .....................................................               (353)               (147)
                                                                                       -----------------------------------
                   Net decrease in net assets resulting from dividends and
                    distributions to shareholders .................................         (4,740,693)         (4,010,634)
                                                                                       -----------------------------------
==========================================================================================================================
Beneficial Interest Transactions
--------------------------------------------------------------------------------------------------------------------------
                   Net decrease in net assets derived from beneficial interest
                    transactions ..................................................        (11,359,768)       (129,873,585)
                                                                                       -----------------------------------
==========================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------
                   Total decrease in net assets ...................................        (11,346,455)       (130,332,241)
                   Beginning of period ............................................        410,974,966         541,307,207
                                                                                       -----------------------------------
                   End of period ..................................................    $   399,628,511     $   410,974,966
                                                                                       ===================================

      See Notes to Financial Statements.


          WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005          9

Financial Highlights                             WCMA Government Securities Fund

                                                                                             Class 1
                                                          -------------------------------------------------------------------------
                                                            For the Six              For the Year Ended             For the Period
                                                           Months Ended                   March 31,                 March 20, 2003+
The following per share data and ratios have been derived  September 30,      --------------------------------        to March 31,
from information provided in the financial statements.         2005                2005               2004               2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
         Net asset value, beginning of period ...         $        1.00       $        1.00      $        1.00        $        1.00
                                                          -------------------------------------------------------------------------
         Investment income--net .................                 .0077               .0027              .0004                .0003
         Realized and unrealized gain (loss)--net                    --@             (.0012)            (.0002)               .0002
                                                          -------------------------------------------------------------------------
         Total from investment operations .......                 .0077               .0015              .0002                .0005
                                                          -------------------------------------------------------------------------
         Less dividends and distributions:
            Investment income--net ..............                (.0077)             (.0027)            (.0004)              (.0003)
            Realized gain--net ..................                    --***               --***          (.0001)                  --
                                                          -------------------------------------------------------------------------
         Total dividends and distributions ......                (.0077)             (.0027)            (.0005)              (.0003)
                                                          -------------------------------------------------------------------------
         Net asset value, end of period .........         $        1.00       $        1.00      $        1.00        $        1.00
                                                          =========================================================================
         Total investment return ................                   .77%++              .27%               .05%                 .05%
                                                          =========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
         Total expenses, net of waiver and
          reimbursement** .......................                  1.58%*              1.41%              1.09%                 .02%
                                                          =========================================================================
         Total expenses** .......................                  1.58%*              1.60%              1.58%                 .02%
                                                          =========================================================================
         Total investment income and realized
          gain ..................................                  1.54%*               .24%               .04%                 .03%
                                                          =========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period (in thousands)         $      18,654       $      16,718      $      22,260        $          25
                                                          =========================================================================

*     Annualized.
**    Includes the Fund's share of the Trust's allocated expenses.
***   Amount is less than $(.0001) per share.
+     Effective date of the Fund's registration.
++    Aggregate total investment return.
@     Amount is less than $.0001 per share.

      See Notes to Financial Statements.

10       WCMA GOVERNMENT SECURITIES FUND SEPTEMBER 30, 2005

Financial Highlights (continued)                 WCMA Government Securities Fund

                                                                                             Class 2
                                                          -------------------------------------------------------------------------
                                                            For the Six              For the Year Ended             For the Period
                                                           Months Ended                   March 31,                 March 20, 2003+
The following per share data and ratios have been derived  September 30,      --------------------------------        to March 31,
from information provided in the financial statements.         2005                2005               2004               2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
         Net asset value, beginning of period ...         $        1.00       $        1.00      $        1.00        $        1.00
                                                          -------------------------------------------------------------------------
         Investment income--net .................                 .0105               .0070              .0015                .0003
         Realized and unrealized gain (loss)--net                    --@             (.0011)            (.0001)               .0002
                                                          -------------------------------------------------------------------------
         Total from investment operations .......                 .0105               .0059              .0014                .0005
                                                          -------------------------------------------------------------------------
         Less dividends and distributions:
            Investment income--net ..............                (.0105)             (.0070)            (.0015)              (.0003)
            Realized gain--net ..................                    --***               --***          (.0001)                  --
                                                          -------------------------------------------------------------------------
         Total dividends and distributions ......                (.0105)             (.0070)            (.0016)              (.0003)
                                                          -------------------------------------------------------------------------
         Net asset value, end of period .........         $        1.00       $        1.00      $        1.00        $        1.00
                                                          =========================================================================
         Total investment return ................                  1.06%++              .70%               .16%                 .05%
                                                          =========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
         Total expenses, net of waiver and
          reimbursement** .......................                  1.01%*               .98%               .97%                 .02%
                                                          =========================================================================
         Total expenses** .......................                  1.26%*              1.28%              1.26%                 .02%
                                                          =========================================================================
         Total investment income and realized
          gain ..................................                  2.11%*               .68%               .15%                 .03%
                                                          =========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period (in thousands)         $      97,142       $     119,718      $     137,566        $          25
                                                          =========================================================================

*     Annualized.
**    Includes the Fund's share of the Trust's allocated expenses.
***   Amount is less than $(.0001) per share.
+     Effective date of the Fund's registration.
++    Aggregate total investment return.
@     Amount is less than $.0001 per share.

      See Notes to Financial Statements.


          WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005         11

Financial Highlights (continued)                 WCMA Government Securities Fund

                                                                                             Class 3
                                                          -------------------------------------------------------------------------
                                                            For the Six              For the Year Ended             For the Period
                                                           Months Ended                   March 31,                 March 20, 2003+
The following per share data and ratios have been derived  September 30,      --------------------------------        to March 31,
from information provided in the financial statements.         2005                2005               2004               2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
         Net asset value, beginning of period ...         $        1.00       $        1.00      $        1.00        $        1.00
                                                          -------------------------------------------------------------------------
         Investment income--net .................                 .0122               .0102              .0047                .0003
         Realized and unrealized gain (loss)--net                    --@             (.0010)            (.0001)               .0002
                                                          -------------------------------------------------------------------------
         Total from investment operations .......                 .0122               .0092              .0046                .0005
                                                          -------------------------------------------------------------------------
         Less dividends and distributions:
            Investment income--net ..............                (.0122)             (.0102)            (.0047)              (.0003)
            Realized gain--net ..................                    --***               --***          (.0001)                  --
                                                          -------------------------------------------------------------------------
         Total dividends and distributions ......                (.0122)             (.0102)            (.0048)              (.0003)
                                                          -------------------------------------------------------------------------
         Net asset value, end of period .........         $        1.00       $        1.00      $        1.00        $        1.00
                                                          =========================================================================
         Total investment return ................                  1.23%++             1.03%               .48%                 .05%
                                                          =========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
         Total expenses, net of waiver and
          reimbursement** .......................                    69%*               .66%               .65%                 .02%
                                                          =========================================================================
         Total expenses** .......................                    96%*               .98%               .96%                 .02%
                                                          =========================================================================
         Total investment income and realized
          gain ..................................                  2.43%*              1.01%               .48%                 .03%
                                                          =========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period (in thousands)         $     168,583       $     193,195      $     224,278        $          25
                                                          =========================================================================

*     Annualized.
**    Includes the Fund's share of the Trust's allocated expenses.
***   Amount is less than $(.0001) per share.
+     Effective date of the Fund's registration.
++    Aggregate total investment return.
@     Amount is less than $.0001 per share.

      See Notes to Financial Statements.


12        WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

Financial Highlights (concluded)                 WCMA Government Securities Fund

                                                                                             Class 4
                                                          -------------------------------------------------------------------------
                                                            For the Six              For the Year Ended             For the Period
                                                           Months Ended                   March 31,                 March 20, 2003+
The following per share data and ratios have been derived  September 30,      --------------------------------        to March 31,
from information provided in the financial statements.         2005                2005               2004               2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
         Net asset value, beginning of period ...         $        1.00       $        1.00      $        1.00        $        1.00
                                                          -------------------------------------------------------------------------
         Investment income--net .................                 .0122               .0102              .0047                .0003
         Realized and unrealized gain (loss)--net                 .0001              (.0012)                --***             .0002
                                                          -------------------------------------------------------------------------
         Total from investment operations .......                 .0123               .0090              .0047                .0005
                                                          -------------------------------------------------------------------------
         Less dividends and distributions:
            Investment income--net ..............                (.0122)             (.0102)            (.0047)              (.0003)
            Realized gain--net ..................                    --++                --++               --++                 --
                                                          -------------------------------------------------------------------------
         Total dividends and distributions ......                (.0122)             (.0102)            (.0047)              (.0003)
                                                          -------------------------------------------------------------------------
         Net asset value, end of period .........         $        1.00       $        1.00      $        1.00        $        1.00
                                                          =========================================================================
         Total investment return ................                  1.23%+++            1.03%               .47%                 .05%
                                                          =========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
         Total expenses, net of waiver and
          reimbursement** .......................                   .69%*               .66%               .65%                 .02%
                                                          =========================================================================
         Total expenses** .......................                   .96%*               .97%               .96%                 .02%
                                                          =========================================================================
         Total investment income and realized
          gain ..................................                  2.51%*               .91%               .48%                 .03%
                                                          =========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period (in thousands)         $     115,250       $      81,344      $     157,203        $          25
                                                          =========================================================================

*     Annualized.
**    Includes the Fund's share of the Trust's allocated expenses.
***   Amount is less than $.0001 per share.
+     Effective date of the Fund's registration.
++    Amount is less than $(.0001) per share.
+++   Aggregate total investment return.

      See Notes to Financial Statements.

Notes to Financial Statements                    WCMA Government Securities Fund

1. Significant Accounting Policies:

WCMA Government Securities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Government Securities Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at September 30, 2005 was 46.0%. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share represents interests in the same assets of the Fund and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to account maintenance and the distribution of such shares and the additional incremental transfer agency costs


          WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005         13

Notes to Financial Statements (continued)        WCMA Government Securities Fund

resulting from the conversion of shares and have exclusive voting with respect to matters relating to such account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1 (a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions -- Investment transactions in the Trust are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has adopted a Distribution Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class 1 ..........................................    .25%              .75%
Class 2 ..........................................    .25%             .425%
Class 3 ..........................................    .25%             .125%
Class 4 ..........................................    .25%             .125%
--------------------------------------------------------------------------------

The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to shareholders. The Fund has entered into a contractual arrangement with FAM and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is .32% higher than that of CMA Government Securities Fund, and Class 3 and Class 4 Shares is equal to that of CMA Government Securities Fund. The fee/expense waiver or reimbursement includes account maintenance and distribution fees. This arrangement has a one-year term and is renewable. The Distributor has voluntarily agreed to waive a portion of its distribution fees in order to ensure that each class of shareholders receives a positive yield on each daily dividend. For the six months ended September 30, 2005, FAM and MLPF&S earned $510,380 and $968,955, respectively, of which $513,086 was waived and/or reimbursed.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $11,359,768 and $129,873,585 for the six months ended September 30, 2005 and for the year ended March 31, 2005, respectively.


14        WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

Notes to Financial Statements (concluded)        WCMA Government Securities Fund

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class 1 Shares for the Six Months                                    Dollar
Ended September 30, 2005                       Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................           82,608,824       $    82,608,824
Shares issued to shareholders
   in reinvestment of dividends
   and distributions ...............              130,743               130,743
                                          -------------------------------------
Total issued .......................           82,739,567            82,739,567
Shares redeemed ....................          (80,803,722)          (80,803,722)
                                          -------------------------------------
Net increase .......................            1,935,845       $     1,935,845
                                          =====================================

-------------------------------------------------------------------------------
Class 1 Shares for the Year                                          Dollar
Ended March 31, 2005                           Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................          166,331,085       $   166,331,085
Shares issued to shareholders
   in reinvestment of dividends
   and distributions ...............               45,759                45,759
                                          -------------------------------------
Total issued .......................          166,376,844           166,376,844
Shares redeemed ....................         (171,902,807)         (171,902,807)
                                          -------------------------------------
Net decrease .......................           (5,525,963)      $    (5,525,963)
                                          =====================================

-------------------------------------------------------------------------------
Class 2 Shares for the Six Months                                    Dollar
Ended September 30, 2005                       Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................          281,460,888       $   281,460,888
Shares issued to shareholders
   in reinvestment of dividends
   and distributions ...............            1,115,052             1,115,052
                                          -------------------------------------
Total issued .......................          282,575,940           282,575,940
Shares redeemed ....................         (305,154,477)         (305,154,477)
                                          -------------------------------------
Net decrease .......................          (22,578,537)      $   (22,578,537)
                                          =====================================

-------------------------------------------------------------------------------
Class 2 Shares for the Year                                          Dollar
Ended March 31, 2005                           Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................          674,997,471       $   674,997,471
Shares issued to shareholders
   in reinvestment of dividends
   and distributions ...............              802,382               802,382
                                          -------------------------------------
Total issued .......................          675,799,853           675,799,853
Shares redeemed ....................         (693,537,095)         (693,537,095)
                                          -------------------------------------
Net decrease .......................          (17,737,242)      $   (17,737,242)
                                          =====================================

-------------------------------------------------------------------------------
Class 3 Shares for the Six Months                                    Dollar
Ended September 30, 2005                       Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................          750,862,134       $   750,862,134
Shares issued to shareholders
   in reinvestment of dividends
   and distributions ...............            2,448,914             2,448,914
                                          -------------------------------------
Total issued .......................          753,311,048           753,311,048
Shares redeemed ....................         (777,929,354)         (777,929,354)
                                          -------------------------------------
Net decrease .......................          (24,618,306)      $   (24,618,306)
                                          =====================================

-------------------------------------------------------------------------------
Class 3 Shares for the Year                                          Dollar
Ended March 31, 2005                          Shares                 Amount
-------------------------------------------------------------------------------
Shares sold ........................        1,265,546,454       $ 1,265,546,454
Shares issued to shareholders
   in reinvestment of dividends
   and distributions ...............            2,069,563             2,069,563
                                          -------------------------------------
Total issued .......................        1,267,616,017         1,267,616,017
Shares redeemed ....................       (1,298,496,734)       (1,298,496,734)
                                          -------------------------------------
Net decrease .......................          (30,880,717)      $   (30,880,717)
                                          =====================================

-------------------------------------------------------------------------------
Class 4 Shares for the Six Months                                    Dollar
Ended September 30, 2005                       Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................          491,037,899       $   491,037,899
Shares issued to shareholders
   in reinvestment of dividends
   and distributions ...............            1,045,987             1,045,987
                                          -------------------------------------
Total issued .......................          492,083,886           492,083,886
Shares redeemed ....................         (458,182,656)         (458,182,656)
                                          -------------------------------------
Net increase .......................           33,901,230       $    33,901,230
                                          =====================================

-------------------------------------------------------------------------------
Class 4 Shares for the Year                                          Dollar
Ended March 31, 2005                           Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................        1,007,657,082       $ 1,007,657,082
Shares issued to shareholders
   in reinvestment of dividends
   and distributions ...............            1,092,931             1,092,931
                                          -------------------------------------
Total issued .......................        1,008,750,013         1,008,750,013
Shares redeemed ....................       (1,084,479,676)       (1,084,479,676)
                                          -------------------------------------
Net decrease .......................          (75,729,663)      $   (75,729,663)
                                          =====================================

4. Capital Loss Carryforward: On March 31, 2005, the Fund had a net capital loss carryforward of $909, all of which expires in 2013. This amount will be available to offset like amounts of any future taxable gains.


          WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005         15

Schedule of Investments       Master Government Securities Trust  (in Thousands)

                         Face       Interest        Maturity
Issue                   Amount        Rate            Date               Value
================================================================================
U.S. Government Obligations*--23.6%
================================================================================
U.S. Treasury Bills     $ 1,970       3.097%        11/25/2005          $  1,961
                         24,500       3.725-
                                      3.735          3/30/2006            24,047

--------------------------------------------------------------------------------
U.S. Treasury Notes      34,855       5.75          11/15/2005            34,946
                          8,900       1.875         11/30/2005             8,889
                         26,650       1.875          1/31/2006            26,485
                         22,000       1.625          2/28/2006            21,802
                         45,391       1.50           3/31/2006            44,857
                          8,830       4.625          5/15/2006             8,861
                          4,400       2.50           5/31/2006             4,356
                          2,220       2.375          8/15/2006             2,188
                         27,000       2.375          8/31/2006            26,585
--------------------------------------------------------------------------------
Total U.S. Government Obligations
(Cost--$205,366) .............................................           204,977
--------------------------------------------------------------------------------

Face
Amount             Issue
================================================================================
Repurchase Agreements--76.0%
================================================================================
$43,500    ABN AMRO Bank N.V., New York Branch,
           purchased on 9/28/2005 to yield 3.60%
           to 10/05/2005, repurchase price $43,530,
           collateralized by U.S. Treasury Bond,
           8.125% due 8/15/2019 ..............................            43,500
--------------------------------------------------------------------------------
 43,500    Banc of America Securities LLC, purchased
           on 9/28/2005 to yield 3.77% to 10/05/2005,
           repurchase price $43,532, collateralized by
           GNMA, 5.50% to 6% due 6/20/2035 to
           9/20/2035 and U.S. Treasury Bonds, 8.75%
           due 8/15/2020 .....................................            43,500
--------------------------------------------------------------------------------
 42,916    Barclays Capital Inc., purchased on 9/30/2005
           to yield 3.25% to 10/03/2005, repurchase
           price $42,928, collateralized by U.S. Treasury
           Inflation Index Bond, 3.375%
           due 4/15/2032 .....................................            42,916
--------------------------------------------------------------------------------
 42,000    Bear Stearns & Co. Inc., purchased on
           9/30/2005 to yield 3.20% to 10/03/2005,
           repurchase price $42,011, collateralized by
           U.S. Treasury Notes, 6.25% to 7.50% due
           11/15/2016 to 8/15/2023 ...........................            42,000
--------------------------------------------------------------------------------
 12,000    Citigroup Global Markets Inc., purchased on
           9/30/2005 to yield 3.20% to 10/03/2005,
           repurchase price $12,003, collateralized by
           U.S. Treasury STRIPS+, due 11/15/2016 .............            12,000
--------------------------------------------------------------------------------
 43,000    Countrywide Securities Corp., purchased on
           9/27/2005 to yield 3.76% to 10/04/2005,
           repurchase price $43,031, collateralized by
           GNMA, 4.50% to 6% due 9/15/2020
           to 9/15/2035 ......................................            43,000
--------------------------------------------------------------------------------
 43,000    Credit Suisse LLC, purchased on 9/27/2005 to
           yield 3.76% to 10/04/2005, repurchase price
           $43,031, collateralized by GNMA, 5% to 6.50%
           due 5/15/2032 to 5/15/2034 ........................            43,000
--------------------------------------------------------------------------------
 43,000    Deutsche Bank Securities, Inc., purchased on
           9/27/2005 to yield 3.76% to 10/04/2005,
           repurchase price $43,031, collateralized by U.S.
           Treasury STRIPS+ Principal Only,
           due 11/15/2015 ....................................            43,000
--------------------------------------------------------------------------------
 44,000    Goldman Sachs & Company, purchased on
           9/22/2005 to yield 3.72% to 10/20/2005,
           repurchase price $44,127, collateralized by
           U.S. Treasury Notes, 3.375%
           due 9/15/2009 .....................................            44,000
--------------------------------------------------------------------------------
 43,500    Greenwich Capital Markets, Inc., purchased on
           9/28/2005 to yield 3.74% to 10/05/2005,
           repurchase price $43,532, collateralized by
           GNMA, 3.50% to 9% due 5/15/2023
           to 12/15/2046 .....................................            43,500
--------------------------------------------------------------------------------
 43,000    HSBC Securities (USA), Inc., purchased on
           9/30/2005 to yield 3.34% to 10/03/2005,
           repurchase price $43,012, collateralized by
           U.S. Treasury STRIPS+, due 5/15/2018
           to 5/15/2030 ......................................            43,000
--------------------------------------------------------------------------------
 43,500    J.P. Morgan Securities Inc., purchased on
           9/28/2005 to yield 3.75% to 10/05/2005,
           repurchase price $43,532, collateralized by
           GNMA, 4.45% to 8.49% due 9/15/2007
           to 12/15/2046 .....................................            43,500
--------------------------------------------------------------------------------
 43,500    Merrill Lynch Government Securities Inc.,
           purchased on 9/29/2005 to yield 3.70% to
           10/06/2005, repurchase price $43,531,
           collateralized by GNMA, 4.125% to 16%
           due 1/15/2006 to 9/15/2035 (a) ....................            43,500
--------------------------------------------------------------------------------


16        WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

Schedule of Investments (concluded)
                              Master Government Securities Trust  (in Thousands)

Face
Amount             Issue                                                 Value
================================================================================
Repurchase Agreements (continued)
================================================================================
$43,500    Mizuho Securities USA, Inc., purchased on
           9/29/2005 to yield 3.58% to 10/06/2005,
           repurchase price $43,530, collateralized by U.S.
           Treasury Bills, due 10/06/2005 to 3/16/2006,
           U.S. Treasury Bonds, 9% to 11.75% due
           2/15/2006 to 11/15/2018 and U.S. Treasury
           Notes, 1.625% to 7% due 10/31/2005
           to 5/15/2015 ......................................          $ 43,500
--------------------------------------------------------------------------------
 43,500    Morgan Stanley & Co., Inc., purchased on
           9/29/2005 to yield 3.58% to 10/06/2005,
           repurchase price $43,530, collateralized by U.S.
           Treasury STRIPS+ Principal Only,
           due 8/15/2025 .....................................            43,500
--------------------------------------------------------------------------------
 43,500    UBS Securities LLC, purchased on 9/29/2005
           to yield 3.73% to 10/06/2005, repurchase
           price $43,532, collateralized by cash .............            43,500
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost--$660,916) .................           660,916
--------------------------------------------------------------------------------
Total Investments (Cost--$866,282**)--99.6% ..................           865,893

Other Assets Less Liabilities--0.4% ..........................             3,203
                                                                        --------
Net Assets--100.0% ...........................................          $869,096
                                                                        ========


* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      -------------------------------------------------------------------------
      Aggregate cost .........................................         $866,282
                                                                       ========
      Gross unrealized appreciation ..........................         $      6
      Gross unrealized depreciation ..........................             (395)
                                                                       --------
      Net unrealized depreciation ............................         $   (389)
                                                                       ========

+     Separately Traded Registered Interest and Principal of Securities.
(a) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                             Net        Interest
      Affiliate                                            Activity      Income
      --------------------------------------------------------------------------
      Merrill Lynch Government Securities Inc.             $(2,500)      $   709
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


          WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005         17

Statement of Assets and Liabilities           Master Government Securities Trust

As of September 30, 2005
==========================================================================================================================
Assets
--------------------------------------------------------------------------------------------------------------------------
                   Investments in unaffiliated securities, at value
                    (identified cost--$822,781,775) ...............................                        $   822,392,698
                   Investments in affiliated securities, at value
                    (identified cost--$43,500,000) ................................                             43,500,000
                   Cash ...........................................................                                    814
                   Receivables:
                      Contributions ...............................................    $     2,082,268
                      Interest (including $4,471 from affiliates) .................          1,300,320           3,382,588
                                                                                       ---------------
                   Prepaid expenses ...............................................                                  6,191
                                                                                                           ---------------
                   Total assets ...................................................                            869,282,291
                                                                                                           ---------------
==========================================================================================================================
Liabilities
--------------------------------------------------------------------------------------------------------------------------
                   Payables:
                      Investment adviser ..........................................            150,812
                      Other affiliates ............................................              9,622             160,434
                                                                                       ---------------
                   Accrued expenses ...............................................                                 26,275
                                                                                                           ---------------
                   Total liabilities ..............................................                                186,709
                                                                                                           ---------------
==========================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------
                   Net assets .....................................................                        $   869,095,582
                                                                                                           ===============
==========================================================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------------------------------------------------
                   Investors' capital .............................................                        $   869,484,659
                   Unrealized depreciation--net ...................................                               (389,077)
                                                                                                           ---------------
                   Net Assets .....................................................                        $   869,095,582
                                                                                                           ===============

      See Notes to Financial Statements.


18        WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

Statement of Operations                       Master Government Securities Trust

For the Six Months Ended September 30, 2005
==========================================================================================================================
Investment Income
--------------------------------------------------------------------------------------------------------------------------
                   Interest (including $709,456 from affiliates) and amortization
                    of premium and discount earned ................................                        $    14,045,287
==========================================================================================================================
Expenses
--------------------------------------------------------------------------------------------------------------------------
                   Investment advisory fees .......................................    $       978,177
                   Accounting services ............................................            109,075
                   Custodian fees .................................................             33,173
                   Professional fees ..............................................             23,009
                   Trustees' fees and expenses ....................................             18,936
                   Pricing fees ...................................................              1,796
                   Printing and shareholder reports ...............................                111
                   Other ..........................................................              8,971
                                                                                       ---------------
                   Total expenses .................................................                              1,173,248
                                                                                                           ---------------
                   Investment income--net .........................................                             12,872,039
                                                                                                           ---------------
==========================================================================================================================
Realized & Unrealized Gain--Net
--------------------------------------------------------------------------------------------------------------------------
                   Realized gain on investments--net ..............................                                  4,848
                   Change in unrealized depreciation on investments--net ..........                                 23,695
                                                                                                           ---------------
                   Total realized and unrealized gain--net ........................                                 28,543
                                                                                                           ---------------
                   Net Increase in Net Assets Resulting from Operations ...........                        $    12,900,582
                                                                                                           ===============

      See Notes to Financial Statements.

Statements of Changes in Net Assets           Master Government Securities Trust

                                                                                         For the Six           For the
                                                                                        Months Ended         Year Ended
                                                                                        September 30,         March 31,
Increase (Decrease) in Net Assets:                                                          2005                2005
==========================================================================================================================
Operations
--------------------------------------------------------------------------------------------------------------------------
                   Investment income--net .........................................    $    12,872,039     $    14,493,634
                   Realized gain--net .............................................              4,848               1,170
                   Change in unrealized appreciation/depreciation--net ............             23,695          (1,036,662)
                                                                                       -----------------------------------
                   Net increase in net assets resulting from operations ...........         12,900,582          13,458,142
                                                                                       -----------------------------------
==========================================================================================================================
Capital Transactions
--------------------------------------------------------------------------------------------------------------------------
                   Proceeds from contributions ....................................      2,603,193,234       4,985,746,126
                   Fair value of withdrawals ......................................     (2,683,564,483)     (5,256,876,237)
                                                                                       -----------------------------------
                   Net decrease in net assets derived from capital transactions ...        (80,371,249)       (271,130,111)
                                                                                       -----------------------------------
==========================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------
                   Total decrease in net assets ...................................        (67,470,667)       (257,671,969)
                   Beginning of period ............................................        936,566,249       1,194,238,218
                                                                                       -----------------------------------
                   End of period ..................................................    $   869,095,582     $   936,566,249
                                                                                       ===================================

      See Notes to Financial Statements.


          WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005         19

Financial Highlights                          Master Government Securities Trust

                                                         For the Six               For the Year Ended            For the Period
                                                        Months Ended                    March 31,              February 13, 2003+
The following ratios have been derived from             September 30,       --------------------------------      to March 31,
information provided in the financial statements.           2005                2005               2004               2003
=================================================================================================================================
Total Investment Return
---------------------------------------------------------------------------------------------------------------------------------
         Total investment return ................                1.45%@              1.44%               .94%                 .75%*
                                                        =========================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
         Expenses ...............................                 .26%*               .25%               .22%                 .26%*
                                                        =========================================================================
         Investment income and realized gain--net                2.85%*              1.39%               .94%                1.08%*
                                                        =========================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period (in thousands)       $     869,096       $     936,566      $   1,194,238        $   1,585,194
                                                        =========================================================================

*     Annualized.
+     Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


20        WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

Notes to Financial Statements                 Master Government Securities Trust

1. Significant Accounting Policies:

Master Government Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements -- The Trust may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes -- The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets, at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the six months ended September 30, 2005, the Trust reimbursed FAM $10,054 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


          WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005         21

Disclosure of Investment Advisory Agreement

Activities and Composition of the Board of Trustees

All but one member of the Board of Trustees is an independent trustee whose only affiliation with Fund Asset Management, L.P. (the "Investment Adviser") or other Merrill Lynch affiliates is as a trustee of the Master Government Securities Trust (the "Trust") and the Fund and certain other funds advised by the Investment Adviser or its affiliates. The Chairman of the Board is also an independent trustee. New trustee nominees are chosen as nominees by a Nominating Committee of independent Trustees. All independent Trustees also are members of the Board's Audit Committee and the independent Trustees meet in executive session at each in-person Board meeting. The Board and Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal board meetings, and some of which are informational meetings. The independent counsel to the independent Trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent Trustees' request.

Investment Advisory Agreement -- Matters Considered by the Board

Every year, the Board considers approval of the investment advisory agreement between the Investment Adviser and the Trust (the "Investment Advisory Agreement"). The Board also reviews and evaluates the performance of and services provided by the Investment Adviser throughout each year. The Board assesses the nature, scope and quality of the services provided to the Trust and the Fund by the personnel of the Investment Adviser and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Trust and the Fund by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the Investment Adviser and its affiliates. Among the matters considered are: (a) any fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Trust or by the Fund, such as transfer agency fees and fees for marketing and distribution; (b) Trust/Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Trust's and the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

The Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall services provided by the Investment Adviser to be generally of high quality. The Board also believes that the Investment Adviser is financially sound and well managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. The Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, the Board discusses portfolio Investment Adviser effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps such as changing investment personnel.

Annual Consideration of Approval by the Board of Trustees

In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreement, the Board requests and receives materials specifically relating to the Trust's Investment Advisory Agreement. These materials include
(a) information on the fees and expenses and the investment performance of the Trust/Fund as compared to the Fund's competitors as determined by the Investment Adviser ("Competitors"); (b) a discussion by the Trust's/Fund's portfolio management team on investment strategies used by the Trust/Fund during its most recent fiscal year; (c) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreement and other relationships with the Trust and/or Fund; (d) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreements and other relationships with the Trust/Fund; and (e) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as institutional clients. The Board also considers other matters it deems important to the approval process such as payments made to the Investment Adviser or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Trust/Fund portfolio holdings, allocation of Trust/Fund brokerage fees, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Trust/Fund.

Certain Specific Renewal Data

In connection with the most recent renewal of the Trust's Investment Advisory Agreement in August 2005, the independent Trustees' and Board's review included the following:


22        WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005

Investment Adviser's Services and Fund Performance -- The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Fund. The Boards focused primarily on the Investment Adviser's investment advisory services and the Fund's investment performance, having concluded that the other services provided to the Trust/Fund by the Investment Adviser were satisfactory. Because the Trust/Fund is competing against sweep funds operated by banks for short-term liquidity needs, the Board compared the Fund's performance to a performance index of the National Bank Effective Government Fund Rates and to sweep accounts offered by Competitors. While the Board generally reviews performance data quarterly, the Board noted that the performance of the Trust/Fund was competitive with both the National Bank Effective Government Fund Rates and with similar Competitor products for the period ended August 31, 2005. The Board concluded that the Trust's/Fund's performance was consistent with the continuation of the management fee rate at its current level and the renewal of the applicable Investment Advisory Agreement.

The Investment Adviser's Personnel and Investment Process -- The Board reviewed the Trust's/Fund's investment objectives and strategies. The Board discussed with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's taxable fixed-income investing group the strategies being used to achieve the stated objectives. Among other things, the Board considered the size, education and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio Investment Advisers and other research, advisory and management personnel. The Board also reviewed the Investment Adviser's compensation policies and practices with respect to the Trust's/Fund's portfolio manager. The Board also considered the experience of the Trust's/Fund's portfolio manager and noted that Mr. Ng has over twenty years' experience investing in money market securities. The Board concluded that the Investment Adviser and its investment staff and the Trust's/Fund's portfolio manager have extensive experience in analyzing and managing the types of investments used by the Trust and the Fund and that the Trust and the Fund benefit from that expertise.

Management Fees and Other Expenses -- The Board reviewed the Trust's/Fund's management fee rate as a percentage of total assets at common asset levels compared to its Competitors. It also compares the Trust's/Fund's total expenses to those of its Competitors. The Board considered the services provided to and the fees charged by the Investment Adviser to other types of clients such as institutional clients. The Board noted that, as a general matter, fees charged to institutional clients were lower than the fees charged to the Trust/Fund, but determined that the Investment Adviser provided less extensive services to such clients, which tended to hold much larger accounts. The Board noted that management fees and total expenses were reasonable when compared to fees and expenses of Competitors. The Board concluded that the management fee and fee rate and overall expense ratio were reasonable when compared to those of Competitors.

Profitability -- The Board considered the cost of the services provided to the Trust and Fund by the Investment Adviser and the Investment Adviser's and its affiliates' profits in relating to the management and distribution of the Trust and Fund and the MLIM/FAM-advised funds. As part of its analysis, the Board reviews the Investment Adviser's and its affiliates' methodology in allocating costs to the management of the Trust/Fund and concluded that there was a reasonable basis for the allocation. The Board believes the profits of the Investment Adviser and its affiliates are acceptable in relation to the nature and quality of services provided and given the level of fees and expenses overall. The Board also considered the federal court decisions discussing an investment adviser's profitability, and the profitability levels considered to be reasonable in those decisions.

Economies of Scale -- The Board considered the extent to which economies of scale might be realized as the assets of the Trust/Fund increase and whether there should be changes in the management fee rate or structure in order to enable a Trust and a Fund to participate in these economies of scale. The Board noted that the Trust's/Fund's current management fee rate schedule includes breakpoints that reduce the Trust's/ Fund's management fee rate as its assets increase above certain levels and that the Trust's/Fund's assets have reached a level where such breakpoints have become effective and have reduced the management fee rate paid by the Trust/Fund. The Board determined that no changes were currently necessary.

Conclusion

After the independent Trustees deliberated in executive session, the Board, including all of the independent Trustees, approved the renewal of the existing Investment Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.


          WCMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2005         23

[LOGO] Merrill Lynch Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

WCMA Government Securities Fund
Box 9011
Princeton, NJ
08543-9011

                                                                 #WCMAGS -- 9/05

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Government Securities Fund and Master Government Securities Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    WCMA Government Securities Fund and Master Government Securities Trust

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    WCMA Government Securities Fund and Master Government Securities Trust

Date: November 17, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    WCMA Government Securities Fund and Master Government Securities Trust

Date: November 17, 2005